PRIVATE PLACEMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
PRIVATE PLACEMENT
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor and EarlyBirdCapital and its designees purchased an aggregate of 4,110,000 Private Warrants at $1.00 per Private Warrant, for an aggregate purchase price of $4,110,000. The Sponsor purchased an aggregate of 3,562,000 Private Warrants and EarlyBirdCapital and its designees purchased an aggregate of 548,000 Private Warrants. Each Private Warrant is exercisable to purchase one ordinary share at an exercise price of $11.50 per share (see Note 8). The proceeds from the Private Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a business combination within the Combination Period, the proceeds from the sale of the Private Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Warrants will expire worthless. There will be no redemption rights or liquidating distributions from the Trust Account with respect to the Private Warrants.

The Private Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that the Private Warrants (i) will not be redeemable by the Company and (ii) may be exercised for cash or on a cashless basis, so long as they are held by the initial purchaser or any of its permitted transferees. If the Private Warrants are held by holders other than the initial purchasers or any of their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by the holders on the same basis as the Public Warrants. In addition, the Private Warrants may not be transferable, assignable or saleable until the consummation of a business combination, subject to certain limited exceptions.

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor and EarlyBirdCapital and its designees purchased an aggregate of 4,110,000 Private Warrants at $1.00 per Private Warrant, for an aggregate purchase price of $4,110,000. The Sponsor purchased an aggregate of 3,562,000 Private Warrants and EarlyBirdCapital and its designees purchased an aggregate of 548,000 Private Warrants. Each Private Warrant is exercisable to purchase one ordinary share at an exercise price of $11.50 per share (see Note 7). The proceeds from the Private Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Warrants will expire worthless. There will be no redemption rights or liquidating distributions from the Trust Account with respect to the Private Warrants.

The Private Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that the Private Warrants (i) will not be redeemable by the Company and (ii) may be exercised for cash or on a cashless basis, so long as they are held by the initial purchaser or any of its permitted transferees. If the Private Warrants are held by holders other than the initial purchasers or any of their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by the holders on the same basis as the Public Warrants. In addition, the Private Warrants may not be transferable, assignable or saleable until the consummation of a Business Combination, subject to certain limited exceptions.